                                             MetLife Letterhead

                                             JOHN M. RICHARDS
                                             SENIOR COUNSEL
                                             METROPOLITAN LIFE INSURANCE COMPANY
                                             501 BOYLSTON STREET
                                             BOSTON, MA 02116-3700

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis MO 63128

                                September 5, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: General American Separate Account Twenty-Eight
         File No. 811-07248

Commissioners:

Semi-Annual Reports dated June 30, 2007 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of the General American Separate Account Twenty-Eight of General American Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

                                        Sincerely,


                                        /s/ John M. Richards
                                        John M. Richards
                                        Senior Counsel
                                        Metropolitan Life Insurance Company